PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT	PROPERTY, PLANT AND EQUIPMENT
Major classes of property, plant and equipment were as follows:

	December 31, 2021	December 31, 2020

	(U.S. Dollars in thousands)
Land and land improvements	$544,057	$26,963
Buildings and leasehold improvements	399,392	121,631
Machinery and equipment	368,754	187,664
Computer software	65,036	29,175
Vessels and containers	233,376	—
Machinery and equipment and vessel containers under finance leases	48,195	14,343
Construction in progress	55,717	—
	1,714,527	379,776
Accumulated depreciation	(283,677)	(160,111)
	$1,430,850	$219,665
Depreciation is computed using the straight-line method over the estimated useful lives of the assets as follows:

Years
Land improvements	1 to 30
Buildings and leasehold improvements*	2 to 50
Machinery and equipment	1 to 25
Computer software	1 to 10
Vessels and containers	1 to 30
Machinery and equipment and vessel containers under finance leases	Shorter of lease term or useful life
*Leasehold improvements are depreciated using the shorter of the useful life or life of the lease.
As a result of the Acquisition, the useful lives assigned to certain Legacy Dole asset classes were updated and are subject to further revision during the measurement period.
Depreciation expense on property, plant and equipment totaled $61.6 million, $24.6 million and $22.9 million for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, respectively, excluding pineapple bearer plants. During the year ended December 31, 2021, Dole incurred an incremental depreciation charge of $29.6 million related to pineapple bearer plants that were brought to fair value in conjunction with the Acquisition that was recognized in cost of sales in the consolidated statements of operations. See Note 4 “Business Combinations and Transactions” for additional detail. Interest expense capitalized into property, plant and equipment was not material for the years ended December 31, 2021, December 31, 2020 and December 31, 2019.